Equity (Details 1) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Balance as of January 1	[1]	196,563,321	196,509,883	179,444,463
Exercise of share options (employees and officers)				3,441
Vesting of RSUs (employees and officers)		42,648	53,438	43,709
Issue of shares (c)				17,018,270
Cancellation of shares held by the Company		(3,095,578)
Balance as of December 31	[1]	193,510,391	196,563,321	196,509,883

[1]	As of December 31, 2017 of which NIS 51,500 par value of shares held in treasury by the Company and as at December 31, 2016 and January 1, 2016 of which NIS 1,046,993 par value shares are held in treasury by the Company.